Leases (Details)	12 Months Ended
	Jun. 30, 2025	Aug. 02, 2021	Jul. 15, 2019
Leases [Line Items]
Lease term	3 years	3 years	5 years
Minimum [Member]
Leases [Line Items]
Lease payments for asset percentage	5.00%
Maximum [Member]
Leases [Line Items]
Lease payments for asset percentage	5.88%